Turnover (Tables)	12 Months Ended
Jun. 30, 2024
Turnover
Schedule of revenue by major product line

	2024	2023	2022
for the year ended 30 June	Rm	Rm	Rm
Revenue by major product line
Energy business	124 824	128 850	105 998
Coal[1]	3 874	6 386	6 370
Liquid fuels[2]	113 037	115 311	93 044
Gas (methane rich and natural gas) and condensate[3]	7 913	7 153	6 584
Chemicals business	146 937	159 520	160 407
Advanced materials[6]	9 853	9 699	7 249
Base chemicals[6]	46 531	50 663	51 223
Essential care[6]	54 717	63 468	62 989
Performance solutions[6]	35 836	35 690	38 946
Other (Technology, refinery services)[4]	1 270	1 626	2 550
Revenue from contracts with customers	273 031	289 996	268 955
Revenue from other contracts[5]	2 080	(300)	3 791
Total external turnover	275 111	289 696	272 746
1	Derived from Mining segment.
2	Derived from Fuels segment.
3	Derived primarily from Gas segment.
4	Relates primarily to the Gas and Fuels segments.
5

Relates to the Fuels segment and includes franchise rentals, use of fuel tanks, fuel storage and Sasol Oil slate. The 2023 negative slate revenue was due to a reduction in the slate balance of R1,2 billion as a result of an over recovery in the basic fuel price (BFP) charged to customers for the period 1 July 2022 to 30 June 2023.

6	Chemicals business analysis: